Operating segment and geographic data - Schedule of operational EBITA reconciliations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Operational EBITA:	$ 4,510	$ 4,122	$ 2,899
Acquisition-related amortization	(229)	(250)	(263)
Restructuring, related and implementation costs	(347)	(160)	(410)
Changes in obligations related to divested businesses	88	(9)	(218)
Changes in pre-acquisition estimates	(10)	6	(11)
Gains and losses from sale of business	(7)	2,193	(2)
Fair value adjustment on assets and liabilities held for sale	0	0	(33)
Acquisition- and divestment-related expenses and integration costs	(195)	(132)	(74)
Other income/expenses relating to the Power Grids joint venture	(57)	(34)	(20)
Foreign exchange/commodity timing differences in income from operations: Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	32	(54)	67
Foreign exchange/commodity timing differences in income from operations: Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(48)	(2)	26
Foreign exchange/commodity timing differences in income from operations: Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(15)	20	(33)
Costs for divestment of Power Grids	0	0	(86)
Regulatory, compliance and legal costs	(317)	0	(7)
Business transformation costs	(152)	(92)	(37)
Favorable resolution of an uncertain purchase price adjustment	15	6	36
Gains and losses from sale of investments in equity-accounted companies	43	0	0
Certain other fair value changes including asset impairments	45	119	(239)
Other non-operational items	(19)	(15)	(2)
Income from operations	3,337	5,718	1,593
Interest and dividend income	72	51	51
Interest and other finance expense	(130)	(148)	(240)
Losses from extinguishment of debt	0	0	(162)
Non-operational pension (cost) credit	115	166	(401)
Income from continuing operations before taxes	3,394	5,787	841
Goodwill impairment charges	0	0	311
O S Program [Member]
Segment Reporting Information [Line Items]
Restructuring, related and implementation costs			(67)
ABB Way [Member]
Segment Reporting Information [Line Items]
Business transformation costs	(131)	(80)
Intersegment elimination [Member] | Non-Core and divested businesses
Segment Reporting Information [Line Items]
Operational EBITA:	5	(39)	(133)
Intersegment elimination [Member] | Stranded corporate costs
Segment Reporting Information [Line Items]
Operational EBITA:	0	0	(40)
Intersegment elimination [Member] | Corporate costs and other intersegment elimination
Segment Reporting Information [Line Items]
Operational EBITA:	(174)	(299)	(372)
Operating | Electrification
Segment Reporting Information [Line Items]
Operational EBITA:	2,328	2,121	1,681
Operating | Motion
Segment Reporting Information [Line Items]
Operational EBITA:	1,163	1,183	1,075
Operating | Process Automation
Segment Reporting Information [Line Items]
Operational EBITA:	848	801	451
Operating | Robotics & Discrete Automation
Segment Reporting Information [Line Items]
Operational EBITA:	$ 340	$ 355	$ 237